Investments - Change in Unrealized Gains (Losses) of Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Equity securities	$ 345	$ 1,638	$ 3,310	$ 5,072	$ (6,036)
Net (decrease) increase					(341)	$ 2,226	$ 2,209
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities					$ (341)	(6)	(60)
Equity securities
Debt Securities, Available-for-sale [Line Items]
Equity securities						$ 2,232	$ 2,269